Summarized Quarterly Financial Data, Which Includes the Retrospective Reclassification of Oman Operations as Discontinued Operations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Text Block [Abstract]
Expenses	$ (5,315)	$ (16,167)	$ (6,694)	$ (7,837)	$ (8,128)	$ (51,023)	$ (6,933)	$ (11,559)	$ (7,640)	$ (15,965)	$ (19,199)	$ (22,659)	$ (26,132)	$ (38,826)	$ (77,155)		$ (32,774)
Non-operating loss		(6,832)	(1,734)	(3,085)	(2,279)	53	3,257	(8,294)	(6,363)
Income (Loss) from Continuing Operations Before Income Taxes	(3,062)	(22,999)	(8,428)	(10,922)	(10,407)	(50,970)	(3,676)	(19,853)	(14,003)	(21,329)	(33,856)	(29,757)	(37,532)	(52,756)	(88,502)		(41,190)
Income tax expense	39	(90)	1,723	(1,022)	(1,220)	124	214	260	459	(2,242)	719	(519)	933	(609)	1,057	[1]	(184)	[1]
Loss from continuing operations	(3,101)	(22,909)	(10,151)	(9,900)	(9,187)	(51,094)	(3,890)	(20,113)	(14,462)	(19,087)	(34,575)	(29,238)	(38,465)	(52,147)	(89,559)		(41,006)
NET INCOME FROM EQUITY AFFILIATE	49,471	7,745	20,299	22,829	16,896	18,235	18,476	18,284	18,456	39,725	36,740	60,024	55,216	67,769	73,451		66,291
Net Income (Loss) From Continuing Operations	46,370	(15,164)	10,148	12,929	7,709	(32,859)	14,586	(1,829)	3,994	20,638	2,165	30,786	16,751	15,622	(16,108)		25,285
Income (loss) from discontinued operations	(341)	(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)	86,245		1,760
Net income (loss)	46,029	(21,636)	9,801	10,765	2,282	(40,778)	14,196	96,452	267	13,047	96,719	22,848	110,915	1,212	70,137		27,045
Less: Net Income Attributable to Noncontrolling Interest	9,932	1,511	4,050	4,540	3,322	3,527	3,592	3,639	3,419	7,862	7,058	11,912	10,650	13,423	14,177		12,670
Net income (loss) attributable to Harvest	$ 36,097	$ (23,147)	$ 5,751	$ 6,225	$ (1,040)	$ (44,305)	$ 10,604	$ 92,813	$ (3,152)	$ 5,185	$ 89,661	$ 10,936	$ 100,265	$ (12,211)	$ 55,960		$ 14,375
Basic Earnings (Loss) Per Share:
Income (loss) from continuing operations	$ 0.93	$ (0.43)	$ 0.16	$ 0.23	$ 0.13	$ (1.07)	$ 0.32	$ (0.16)	$ 0.01	$ 0.33	$ (0.14)	$ 0.51	$ 0.18	$ 0.06	$ (0.89)		$ 0.38
Discontinued operations	$ (0.01)	$ (0.16)	$ (0.01)	$ (0.06)	$ (0.16)	$ (0.23)	$ (0.01)	$ 2.89	$ (0.11)	$ (0.19)	$ 2.78	$ (0.21)	$ 2.76	$ (0.39)	$ 2.53		$ 0.05
Net income (loss) attributable to Harvest	$ 0.92	$ (0.59)	$ 0.15	$ 0.17	$ (0.03)	$ (1.30)	$ 0.31	$ 2.73	$ (0.10)	$ 0.14	$ 2.64	$ 0.30	$ 2.94	$ (0.33)	$ 1.64		$ 0.43
Diluted Earnings (Loss) Per Share:
Income (loss) from continuing operations	$ 0.92	$ (0.43)	$ 0.16	$ 0.21	$ 0.12	$ (1.07)	$ 0.29	$ (0.16)	$ 0.01	$ 0.32	$ (0.14)	$ 0.51	$ 0.15	$ 0.06	$ (0.89)		$ 0.34
Discontinued operations	$ (0.01)	$ (0.16)	$ (0.01)	$ (0.06)	$ (0.14)	$ (0.23)	$ (0.01)	$ 2.89	$ (0.11)	$ (0.19)	$ 2.78	$ (0.21)	$ 2.37	$ (0.39)	$ 2.53		$ 0.05
Net income (loss) attributable to Harvest	$ 0.91	$ (0.59)	$ 0.15	$ 0.15	$ (0.02)	$ (1.30)	$ 0.28	$ 2.73	$ (0.10)	$ 0.13	$ 2.64	$ 0.30	$ 2.52	$ (0.33)	$ 1.64	[2]	$ 0.39	[2]

[1]	Represents income tax improperly classified as interest expense.
[2]	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.